S000032847 [Member] Investment Strategy - S000032847 [Member]	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (ETF). The Fund seeks to achieve its investment objective by attempting to replicate the performance of the Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Indian consumer companies included in the Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Indian consumer companies as companies that are included in the Index at the time of purchase, which include companies in India whose businesses involve: automobiles and parts, beverages, food production, household goods, leisure goods, personal goods, food and drug retail, general retail, media, travel and leisure, and tobacco. The Fund may invest in companies of all capitalization sizes, which includes small capitalization (small cap) companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion), mid-capitalization (mid cap) companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion) as well as large capitalization companies. A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. dollar.
The Fund intends to replicate the constituent securities of the Index as closely as possible, including using ADRs, GDRs or ordinary local shares.
The Fund concentrates its investments (i.e., holds 25% or more of its net assets) in a particular industry or group of industries or even issuers to approximately the same extent that the Index is concentrated. As of March 31, 2026, the Index (and therefore the Fund) was concentrated in the consumer discretionary and consumer staples sectors.
The Fund may operate as non-diversified when the Index is non-diversified. A non-diversified fund can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.